15. NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale
15. NON-CURRENT ASSETS HELD FOR SALE

As of December 31, 2018 and 2017, non-current assets held for sale are detailed as follows:

	As of December 31,	As of December 31,
	2018	2017
	Current	Current
Non-current assets held for sale	ThCh$	ThCh$
Plant and equipment	31,092	—
Total	31,092	—

In December 2018, the Company agreed a plan to sell a piece of land and warehouse located in the Coquimbo Region, included within the Wine segment. Consequently, the assets previously described are presented as held-for-sale non-current assets. The actions to sell the assets for disposal have already started and the sale is expected to occur during the first semester of 2019.